Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-To-Maturity Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	$ 252,003,880	$ 245,875,750
Available-for-sale Securities, Gross Unrealized Gain	4,816,282	3,094,496
Available-for-sale Securities, Gross Unrealized Loss	2,073,716	4,919,575
Available-for-sale securities, Estimated Fair Value	254,746,446	244,050,671
Held-to-Maturity, Amortized Cost	8,192,741	8,438,435
Held-to-maturity Securities, Gross Unrealized Gain	1,801,075	1,260,000
Held-to-maturity Securities, Gross Unrealized Loss	0	74,008
Held-to-Maturity, Estimated Fair Value	9,993,816	9,624,427
Obligations of U.S. Government Agencies
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	27,225,335	29,963,634
Available-for-sale Securities, Gross Unrealized Gain	199,851	122,764
Available-for-sale Securities, Gross Unrealized Loss	53,550	124,491
Available-for-sale securities, Estimated Fair Value	27,371,636	29,961,907
Tax-exempt and taxable obligations of states and municipal subdivisions
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	101,873,361	107,676,085
Available-for-sale Securities, Gross Unrealized Gain	2,896,657	1,937,586
Available-for-sale Securities, Gross Unrealized Loss	187,598	1,535,036
Available-for-sale securities, Estimated Fair Value	104,582,420	108,078,635
Held-to-Maturity, Amortized Cost	6,000,000	6,000,000
Held-to-maturity Securities, Gross Unrealized Gain	1,780,200	1,260,000
Held-to-maturity Securities, Gross Unrealized Loss	0	0
Held-to-Maturity, Estimated Fair Value	7,780,200	7,260,000
Mortgage-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	91,697,199	78,770,400
Available-for-sale Securities, Gross Unrealized Gain	1,579,218	810,370
Available-for-sale Securities, Gross Unrealized Loss	240,805	1,394,067
Available-for-sale securities, Estimated Fair Value	93,035,612	78,186,703
Held-to-Maturity, Amortized Cost	2,192,741	2,438,435
Held-to-maturity Securities, Gross Unrealized Gain	20,875	0
Held-to-maturity Securities, Gross Unrealized Loss	0	74,008
Held-to-Maturity, Estimated Fair Value	2,213,616	2,364,427
Corporate obligations
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	29,952,502	28,210,148
Available-for-sale Securities, Gross Unrealized Gain	140,556	223,776
Available-for-sale Securities, Gross Unrealized Loss	1,307,782	1,582,001
Available-for-sale securities, Estimated Fair Value	28,785,276	26,851,923
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	1,255,483	1,255,483
Available-for-sale Securities, Gross Unrealized Gain	0	0
Available-for-sale Securities, Gross Unrealized Loss	283,981	283,980
Available-for-sale securities, Estimated Fair Value	$ 971,502	$ 971,503